Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 14, 2013
Document And Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013
Entity Registrant Name	ZAP
Entity Central Index Key	0001024628
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		302,518,002